Revenue Recognition and Contracts with Customers - Summary of Contract Assets and Liabilities (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Change in Contract with Customer, Asset [Abstract]
Contract assets—January 1	$ 46	$ 63
Contract assets—March 31	66	60
Change in contract assets—(Decrease)/Increase	20	(3)
Change in Contract with Customer, Liability [Abstract]
Contract liabilities—January 1	(8)	(5)
Contract liabilities—March 31	(10)	(9)
Change in contract liabilities—(Increase)/Decrease	$ (2)	$ (4)